Share capital and share premium - Summary of Share Capital Authorized (Details) ¥ in Thousands, $ in Thousands				12 Months Ended			24 Months Ended
	Jun. 19, 2020 shares	Nov. 30, 2019 shares	Jul. 02, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Conversion of preferred shares into ordinary shares | ¥				¥ 4,999,811
Preference shares [member]
Disclosure of classes of share capital [line items]
Opening balance				213,502,600	213,502,600	0	213,502,600
Opening balance | $					$ 4		$ 4
Re-designation upon issuance of then preferred shares at share conversion			171,083,000			171,083,000
Shares repurchase and issuance- repurchase		6,933,000				(6,933,000)
Shares repurchase and issuance- issuance						15,205,000
Re-designation upon issuance of preferred shares						34,147,600	6,829,500
Conversion Of Preferred Share Into Ordinary Shares							(220,332,100)
Re-designation upon issuance of then preferred shares at share conversion | $						$ 3
Re-designation upon issuance of preferred shares | $						$ 1
Conversion of preferred shares into ordinary shares | $							$ (4)
Ending balance						213,502,600
Ending balance | $						$ 4
Ordinary shares
Disclosure of classes of share capital [line items]
Opening balance				2,286,497,400	2,286,497,400	500,000,000	2,286,497,400
Opening balance | $					$ 46	$ 50	$ 46
Share sub-division						2,000,000,000
Re-designation upon issuance of then preferred shares at share conversion						(171,083,000)
Shares repurchase and issuance- repurchase		8,272,000				(8,272,000)
Shares repurchase and issuance- issuance	80,000,000		149,749,995	80,000,000	80,000,000	149,749,995
Re-designation upon issuance of preferred shares						(34,147,600)	(6,829,500)
Conversion Of Preferred Share Into Ordinary Shares							220,332,100
Re-designation upon issuance of then preferred shares at share conversion | $						$ (3)
Re-designation upon issuance of preferred shares | $						$ (1)
Conversion of preferred shares into ordinary shares | $							$ 4
Ending balance						2,286,497,400	2,500,000,000
Ending balance | $						$ 46	$ 50
ADS
Disclosure of classes of share capital [line items]
Shares repurchase and issuance- issuance	16,000,000
Revision In Authorized Capital | Ordinary shares
Disclosure of classes of share capital [line items]
Ending balance			2,500,000,000